Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 480
Foreign currency translation adjustment	(1)	$ (1)
Plan assets at fair value at end of year	473	480
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	102	109
Contributions (employer and employee)	14	14
Actual return on plan assets	1	6
Benefits paid	(3)	(3)
Assets sold during the year	(1)	(2)
Settlements	(9)	(11)
Foreign currency translation adjustment	(2)	(11)
Plan assets at fair value at end of year	$ 102	$ 102